REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2011
REGULATORY CAPITAL REQUIREMENTS

NOTE L - REGULATORY CAPITAL REQUIREMENTS

BNC, as a North Carolina banking corporation, may pay cash dividends to the Company only out of undivided profits as determined pursuant to North Carolina General Statutes Section 53-87. However, regulatory authorities may limit payment of dividends by any bank when it is determined that such a limitation is in the public interest and is necessary to ensure financial soundness of the bank.

The Company and BNC are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a material adverse effect on the Company’s consolidated financial statements. Capital adequacy guidelines and the regulatory framework for prompt corrective action prescribe specific capital guidelines that involve quantitative measures of BNC’s assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices. BNC’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. As of December 31, 2011, the most recent notification from the FDIC categorized BNC as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized BNC must maintain minimum amounts and ratios, as set forth in the table below. There are no conditions or events since that notification that management believes have changed the BNC’s category. Prompt corrective action provisions are not applicable to bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and BNC to maintain minimum amounts and ratios, as prescribed by regulations, of total and Tier I capital to risk-weighted assets and of Tier I capital to average assets. As of December 31, 2011 and 2010, BNC met its capital adequacy requirements as set forth below (dollars in thousands):

					To be well capitalized
			For capital		under prompt corrective
			adequacy purposes		action provisions
	Actual		Minimum		Minimum
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2011:
Total Capital (to risk weighted assets)	$187,246	11.51%	$130,089	8.00%	$162,612	10.00%
Tier 1 Capital (to risk weighted assets)	162,404	9.99%	65,045	4.00%	97,567	6.00%
Tier 1 Capital (to average assets)	162,404	7.38%	88,025	4.00%	110,031	5.00%

As of December 31, 2010:
Total Capital (to risk weighted assets)	$182,637	13.01%	$112,293	8.00%	$140,366	10.00%
Tier 1 Capital (to risk weighted assets)	157,002	11.19%	56,146	4.00%	84,219	6.00%
Tier 1 Capital (to average assets)	157,002	7.42%	84,587	4.00%	105,734	5.00%

The Company is also subject to these capital requirements. At December 31, 2011 and 2010, the Company’s capital amounts are as follows:

	2011	2010
Total capital to risk-weighted assets	11.19%	12.75%
Tier I capital to risk-weighted assets	9.65%	10.94%
Tier I capital to average assets	7.13%	7.26%